Consolidated Statement of Financial Position - ARS ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
ASSETS
Cash and due from banks	$ 1,599,186,464	$ 858,981,662
Cash	208,669,564	199,785,619
Financial institutions and correspondents
Argentine Central Bank	1,208,438,443	630,184,457
Other local financial institutions	130,109,546	26,898,713
Others	51,968,911	2,112,873
Debt Securities at fair value through profit or loss	249,506,501	346,410,248
Derivatives	9,910,637	6,087,827
Reverse Repo transactions	3,657,016
Other financial assets	57,533,129	37,666,571
Loans and other financing	3,765,478,226	2,854,710,927
To the non-financial public sector	8,735,442	4,251,438
To the financial sector	332,055,174	26,797,635
To the Non-Financial Private Sector and Foreign residents	3,424,687,610	2,823,661,854
Other debt securities	804,907,828	1,069,354,274
Financial assets pledged as collateral	681,163,072	230,673,338
Investments in equity instruments	5,705,943	934,957
Property, plant and equipment	132,658,360	134,096,351
Investment Property	92,588,256	103,441,552
Intangible assets	231,836,457	218,386,830
Deferred income tax assets	91,403,537	15,713,555
Other non-financial assets	44,029,469	46,755,337
TOTAL ASSETS	7,769,564,895	5,923,213,429
LIABILITIES
Deposits	5,118,886,479	4,174,648,931
Non-financial public sector	131,280,895	190,358,730
Financial sector	744,014	243,730
Non-financial private sector and foreign residents	4,986,861,570	3,984,046,471
Liabilities at fair value through profit or loss	693,909
Derivatives		2,281,117
Repo transactions	393,411,412	44,677,369
Other financial liabilities	280,272,285	218,614,513
Financing received from the Argentine Central Bank and other financial institutions	480,793,742	51,695,858
Unsubordinated debt securities	174,866,398	67,297,539
Current income tax liability	442,758	6,880,917
Provisions	13,890,828	53,412,545
Other non-financial liabilities	320,235,349	252,894,438
TOTAL LIABILITIES	6,783,493,160	4,872,403,227
SHAREHOLDERS' EQUITY
Capital stock	437,731	437,731
Paid in capital	729,164,744	729,164,744
Inflation Adjustment of capital stock	77,948,047	77,948,047
Treasury shares	6,680	18,991
Inflation adjustment of treasury shares	4,023,614	11,438,151
Cost of Treasury shares	(15,505,688)	(27,845,492)
Reserves	257,638,259	122,692,968
Retained earnings	(46,319,749)	(19,409,103)
Other comprehensive income	15,491,602	17,505,175
Net (Loss) / Income for the year	(37,571,322)	137,459,742
Shareholders' Equity attributable to owners of the parent company	985,313,918	1,049,410,954
Shareholders' Equity attributable to non-controlling interests	757,817	1,399,248
TOTAL SHAREHOLDERS' EQUITY	$ 986,071,735	$ 1,050,810,202